Transactions with Related Parties, textual 2 (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($) $ / shares shares	Feb. 15, 2019 USD ($)	Feb. 14, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Income / (loss) from Investments				$ (1,583)	$ 14	$ (5,607)
Management Fee Expense				2,155	2,394	1,883
Due to related parties, current				85	182
Proceeds from Sale of Property, Plant, and Equipment				$ 41,326	14,578	2,032
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Equity Method Investments				$ 180	263
Income / (loss) from Investments				83	14	49
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management Fee Expense				2,155	2,394	1,883
Commercial fees to related party				353	453	$ 260
Due to related parties, current				$ 55	$ 119
Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock Par Or Stated Value Per Share | $ / shares				$ 0.01	$ 0.01
Preferred Stock [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of new shares | shares	10,675			10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01			$ 0.01
Proceeds from issuance of preferred stock, value	$ 1,066
Danae and Dione [Member]
Related Party Transaction [Line Items]
Number Of Vessels To Be Disposed		2
Danae [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 7,200
Dione [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 7,200